Measurement of financial assets and liabilities - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities
Amount of exchange gain (loss) recognised	$ (38)	$ 234